OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER LIABILITIES
Schedule of other liabilities

	12.31.22	12.31.21
Surplus from post-employment benefit plans (Note 31)	769,816	649,817
Liabilities with ANATEL (1)	776,878	565,123
Third-party withholdings (2)	299,411	181,818
Amounts to be refunded to customers	63,460	43,964
Liabilities with related parties (Note 29)	124,724	137,861
Other liabilities	45,145	52,368
Total	2,079,434	1,630,951

Current	601,053	466,342
Non-current	1,478,381	1,164,609
(1)

Includes the cost of renewing STFC and SMP licenses and SMP licenses and the extension of the authorization to use radio frequencies for the exploitation of SMP in Federal District and the states of Rio de Janeiro and Rio Grande do Sul (Note 14.d).

(2)	This refers to payroll withholdings and taxes withheld from pay-outs of interest on equity and on provision of services.